DERIVATIVE LIABILITIES - WARRANTS (Details 1) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Number of warrants	139,344,939	161,478,979	155,325,048
Fair value - Warrant Derivative Liability	$ 7,862,848	$ 11,987,222	$ 10,543,145
Change in warrant derivative liability for the twelve months ended	4,089,491	(1,444,075)
Warrant [Member]
Expected dividend yield	0.00%	0.00%
Number of warrants	139,344,939	161,478,979
Fair value - Warrant Derivative Liability	7,862,848	11,987,222
Change in warrant derivative liability for the twelve months ended	$ (4,089,491)	$ 1,444,075
Warrant [Member] | Minimum [Member]
Risk-Free interest rate	0.04%	0.05%
Expected volatility	106.00%	57.00%
Expected life (in years)	6 months	1 month 6 days
Warrant [Member] | Maximum [Member]
Risk-Free interest rate	0.77%	1.30%
Expected volatility	168.00%	181.00%
Expected life (in years)	5 years 1 month 6 days	6 years 1 month 6 days